Other Financial Liabilities (Details) - Schedule of other financial liabilities - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Financial Liabilities Abstract
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)		$ 265,410
Interest on tax payable	845,792	273,577
Interest accrued on 7% senior secured promissory note	337,745
Share warrants liability	75,322
Professional fees payable	251,381	26,041
Total	$ 1,510,240	$ 565,028